Plan’s Interest in Master Trust	12 Months Ended
Apr. 30, 2026
EBP 001
EBP, Master Trust [Line Items]
Plan’s Interest in Master Trust	Plan’s Interest in the Medtronic, Inc. Master Trust Fund
Certain assets of the Plan are invested in the Master Trust, which also includes certain assets of the Medtronic Savings and Investment Plan. Fidelity Management Trust Company and the Plan’s Recordkeeper maintains a separate account for the associated Plan assets and liabilities held within the Master Trust. Investments and the income therefrom are allocated to participating plans based on each plan's participation in investment options within the Master Trust.
The Master Trust holds the investments of the Plan, which consist of Company ordinary shares, a self-directed brokerage option, and managed accounts comprised of collective trusts, mutual funds, and fully benefit-responsive investment contracts. The investments in the Medtronic Capital Preservation Fund consist of traditional GICs issued by financial institutions, synthetic investment contracts issued by financial institutions, and money market securities. The synthetic investment contracts are backed by investment-grade, fixed-income securities, and bond mutual funds. Refer to Note 3 for additional discussion on the types of funds held within the Master Trust.
The following table summarizes investment balances for the Plan's specific interest in the Master Trust, as well as total investments in the Master Trust, at April 30, 2026 and 2025:

	Plan's Interest in Master Trust		Total Master Trust Assets
(in thousands)	April 30, 2026	April 30, 2025	April 30, 2026	April 30, 2025
Investments, at fair value:
Collective trusts	$360,574	$336,502	$14,131,375	$11,993,984
Registered investment companies	2,888	3,188	36,444	43,948
Medtronic plc Stock Fund and Medtronic ESOP Fund	3,721	3,943	385,076	441,914
Self-directed brokerage account	1,536	2,232	978,781	779,840
Total investments at fair value	368,719	345,865	15,531,676	13,259,686

Investments, at contract value:
Medtronic Capital Preservation Fund	24,085	27,394	453,836	510,159
Total investments at contract value	24,085	27,394	453,836	510,159

Total investments	$392,804	$373,259	$15,985,512	$13,769,845
Net appreciation and investment income in the Medtronic, Inc. Master Trust Fund net assets is as follows:

Year Ended
(in thousands)	April 30, 2026
Investment income:
Net appreciation in fair value of investments	$3,171,797
Dividends on Medtronic plc ordinary shares	13,375
Interest and dividends	739
Total investment gain, net	$3,185,911
The net appreciation in the fair value of the Master Trust investments for the year ended April 30, 2026, includes realized gains and losses on investments purchased and sold, as well as unrealized gains and losses on those held during the year, related to all investments reported at fair value above. The Medtronic Capital Preservation Fund is reported at contract value. See Note 3 for further information regarding fair value measurements.